Income (Loss) per Share	9 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
Income (Loss) per Share [Text Block]

18. Income (Loss) per Share

Income per common share represents net income for the year divided by the weighted average number of common shares outstanding during the period.

Diluted income per share is calculated by dividing the applicable net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period.

	Three months ended December 31, 2024	Three months ended December 31, 2023
Basic weighted average number of common shares outstanding	128,602,843	88,252,813
Effect of dilutive stock options and warrants	2,922,480	-
Diluted weighted average common shares outstanding	131,525,323	88,252,813

	Period ended December 31, 2024	Period ended December 31, 2023
Basic weighted average number of common shares outstanding	119,327,280	86,039,252
Diluted weighted average common shares outstanding	119,327,280	86,039,252